UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23146

Natixis ETF Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF

Shares	Description	Value (†)
Common Stocks – 99.1% of Net Assets
	Australia – 1.8%
777	Cochlear Ltd.	$80,276
10,773	Sonic Healthcare Ltd.	182,060

		262,336

	Belgium – 0.4%
1,127	Colruyt S.A.	55,329

	Canada – 8.5%
3,871	BCE, Inc.	171,391
238	Constellation Software, Inc.	116,955
2,807	Emera, Inc.	99,164
567	Fairfax Financial Holdings Ltd.	258,035
1,995	Intact Financial Corp.	141,886
1,729	Metro, Inc.	53,111
3,332	Open Text Corp.	113,251
5,236	Shaw Communications, Inc., Class B	108,551
1,386	TELUS Corp.	44,993
2,583	Thomson Reuters Corp.	111,703

		1,219,040

	Denmark – 2.8%
2,695	Coloplast AS, Series B	210,426
9,387	William Demant Holding AS(b)	196,123

		406,549

	Finland – 2.5%
6,748	Orion OYJ, Class B	351,804

	France – 6.8%
161	Dassault Aviation S.A.	204,715
175	Hermes International(b)	82,909
497	Iliad S.A.	111,156
1,232	Societe BIC S.A.	153,510
4,354	Thales S.A.	421,102

		973,392

	Germany – 3.0%
5,306	K&S AG	123,341
1,988	Merck KGaA	226,501
1,960	United Internet AG	86,732

		436,574

	Hong Kong – 3.7%
126,000	HKT Trust & HKT Ltd.	163,104
28,000	Hong Kong & China Gas Co. Ltd.	55,989
49,000	Techtronic Industries Co. Ltd.	198,295
28,000	Yue Yuen Industrial Holdings Ltd.	110,069

		527,457

Shares	Description	Value (†)
Common Stocks – continued
	Ireland – 1.3%
2,219	Ryanair Holdings PLC, Sponsored ADR(b)	$184,133

	Israel – 5.2%
1,456	Azrieli Group Ltd.	77,251
41,671	Bank Leumi Le-Israel BM(b)	184,054
104,090	Bezeq The Israeli Telecommunication Corp. Ltd.	187,060
728	Elbit Systems Ltd.	83,321
12,334	Mizrahi Tefahot Bank Ltd.	209,193

		740,879

	Italy – 0.8%
2,058	Luxottica Group SpA	113,616

	Japan – 30.7%
20,300	Amada Holdings Co. Ltd.	231,755
42,000	Aozora Bank Ltd.	154,675
1,400	Benesse Holdings, Inc.	43,762
77	Daiwa House REIT Investment Corp.	200,160
2,100	Eisai Co. Ltd.	108,725
1,400	FamilyMart UNY Holdings Co. Ltd.	83,500
1,400	FANUC Corp.	286,967
700	Fast Retailing Co. Ltd.	219,564
2,100	Japan Airlines Co. Ltd.	66,510
49	Japan Prime Realty Investment Corp.	189,697
35	Japan Real Estate Investment Corp.	185,485
7,000	Kajima Corp.	45,648
2,100	Kyocera Corp.	116,987
1,100	Lawson, Inc.	74,598
12,600	Mitsubishi Tanabe Pharma Corp.	262,344
21,000	Nagoya Railroad Co. Ltd.	94,503
7,000	NH Foods Ltd.	187,937
2,800	Nikon Corp.	40,593
21	Nippon Prologis REIT, Inc.	45,516
33,600	Obayashi Corp.	314,180
4,900	Oriental Land Co. Ltd.	280,937
3,500	Secom Co. Ltd.	250,530
2,800	Shimamura Co. Ltd.	369,963
2,100	THK Co. Ltd.	52,873
7,000	Toppan Printing Co. Ltd.	71,364
1,400	Trend Micro, Inc.	62,247
60,900	Yamada Denki Co. Ltd.	303,597
4,200	Yokogawa Electric Corp.	66,095

		4,410,712

	Luxembourg – 0.5%
980	RTL Group S.A.	78,933

	New Zealand – 2.6%
33,537	Contact Energy Ltd.	118,958
105,567	Spark New Zealand Ltd.	259,008

		377,966

Shares	Description	Value (†)
Common Stocks – continued
	Singapore – 8.1%
82,900	CapitaLand Mall Trust	$116,748
54,600	ComfortDelGro Corp. Ltd.	99,922
213,057	Hutchison Port Holdings Trust	88,419
55,300	SATS Ltd.	192,918
36,400	Singapore Airlines Ltd.	262,035
28,000	Singapore Exchange Ltd.	154,127
80,500	StarHub Ltd.	165,736
5,000	United Overseas Bank Ltd.	79,029

		1,158,934

	Sweden – 0.6%
2,520	Swedish Match AB	81,978

	Switzerland – 15.8%
840	Baloise Holding AG, (Registered)	115,477
427	EMS-Chemie Holding AG, (Registered)	248,744
119	Galenica AG	125,457
455	Geberit AG, (Registered)	196,145
2,723	Kuehne & Nagel International AG, (Registered)	384,670
1,855	Nestle S.A., (Registered)	142,322
763	Partners Group Holding AG	410,199
1,225	Sonova Holding AG, (Registered)	169,872
3,052	Swiss Prime Site AG, (Registered)	268,591
434	Swisscom AG, (Registered)	200,221

		2,261,698

	United Kingdom – 4.0%
4,704	Carnival PLC	269,811
4,067	GlaxoSmithKline PLC	84,561
22,358	Kingfisher PLC	91,348
25,333	Royal Mail PLC	134,894

		580,614

	Total Common Stocks (Identified Cost $13,919,788)	14,221,944

Description	Value (†)
Total Investments – 99.1% (Identified Cost $13,919,788)(a)	$14,221,944
Other assets less liabilities – 0.9%	122,837

Net Assets – 100.0%	$14,344,781

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s net asset value (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2017, the net unrealized appreciation on investments based on a cost of $13,919,788 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$559,766
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(257,610)

Net unrealized appreciation	$302,156

At December 31, 2016, the Fund had a short-term capital loss carryforward of $95,614 with no expiration date. At December 31, 2016, late-year ordinary loss deferrals were $1,617. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•  Level 1 - quoted prices in active markets for identical assets or liabilities;

•  Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•  Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$14,221,944	$—	$—	$14,221,944

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2017 (Unaudited)

Pharmaceuticals	8.1%
Diversified Telecommunication Services	7.9
Specialty Retail	6.9
Aerospace & Defense	4.9
Capital Markets	4.7
Health Care Equipment & Supplies	4.6
Banks	4.4
Machinery	4.0
Hotels, Restaurants & Leisure	3.8
Insurance	3.6
Airlines	3.6
Commercial Services & Supplies	3.3
Marine	2.7
Real Estate Investment Trusts—Office Property	2.6
Chemicals	2.6
Construction & Engineering	2.5
Real Estate Management & Development	2.4
Food Products	2.3
Textiles, Apparel & Luxury Goods	2.1
Software	2.0
Other Investments, less than 2% each	20.1

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

Currency Exposure Summary at March 31, 2017 (Unaudited)

Japanese Yen	30.7%
Swiss Franc	15.8
Euro	14.0
Canadian Dollar	8.5
Singapore Dollar	7.5
Israeli Shekel	5.2
British Pound	4.0
Hong Kong Dollar	3.7
Danish Krone	2.8
New Zealand Dollar	2.6
Other, less than 2% each	4.3

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis ETF Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	May 25, 2017

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer

Date:	May 25, 2017